Share Capital - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 24, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($) series shares	Dec. 31, 2019 CAD ($) series shares
Class of Stock [Line Items]
Common stock issued (in shares)		142,239	142,239
Common stock outstanding (in shares)		142,239	142,239
Return of stated capital | $		$ 607	$ 748
Number of series of preferred stock | series		2	2
Preferred Class B [Member]
Class of Stock [Line Items]
Number of shares redeemed (in shares)	485,870
Value of preferred shares redeemed | $	$ 486
Preferred shares issued (in shares)		0	0
Preferred shares outstanding (in shares)		0	0
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)		0	0
Preferred shares outstanding (in shares)		0	0